UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02790

Franklin California Tax-Free Income Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: _3/31

Date of reporting period: 12/31/15

Item 1. Schedule of Investments.

Franklin California Tax-Free Income Fund

Statement of Investments, December 31, 2015 (unaudited)

	Principal Amount	Value
Municipal Bonds 92.8%
California 89.5%
ABAG Finance Authority for Nonprofit Corps. COP, Butte Valley-Tulelake Rural Health Projects Inc., California Mortgage
Insured, 6.65%, 10/01/22	$430,000	$431,802
ABAG Finance Authority for Nonprofit Corps. MFHR, Palo Alto Gardens Apartments, Series A, 5.45%, 4/01/39	5,500,000	5,500,550
ABAG Finance Authority for Nonprofit Corps. Revenue,
Channing House, California Mortgage Insured, 6.125%, 5/15/40	17,635,000	20,664,340
Eskaton Properties Inc., Refunding, 5.00%, 11/15/35	10,000,000	10,561,800
San Diego Hospital Assn., Sharp Healthcare, Series B, 6.25%, 8/01/39	17,500,000	20,345,150
St. Rose Hospital, Series A, California Mortgage Insured, 5.625%, 5/15/29	9,050,000	10,393,201
St. Rose Hospital, Series A, California Mortgage Insured, 6.00%, 5/15/29	8,620,000	10,017,992
ABAG Water and Wastewater Revenue, Pooled Financing Program, Refunding, Series A, AGMC Insured, 5.30%, 10/01/21	160,000	160,514
Alameda Corridor Transportation Authority Revenue, Capital Appreciation, sub. lien, Refunding, Series A, AMBAC Insured,
5.30%, 10/01/22	81,685,000	87,347,404
5.30%, 10/01/23	70,015,000	74,830,632
5.40%, 10/01/24	43,770,000	46,840,028
5.45%, 10/01/25	32,960,000	35,299,830
zero cpn., 10/01/29	20,000,000	12,201,800
zero cpn., 10/01/30	41,665,000	23,684,469
Alameda County COP, Alameda County Medical Center Project, NATL Insured, ETM,
5.00%, 6/01/23	19,195,000	19,247,786
5.30%, 6/01/26	7,000,000	7,019,950
5.00%, 6/01/28	8,925,000	8,947,937
Alameda USD Alameda County GO, Election of 2014, Series A, 5.00%, 8/01/39	18,000,000	20,909,880
Alvord USD, GO, Riverside County,
Capital Appreciation, Election of 2007, Series B, AGMC Insured, zero cpn., 8/01/36	15,000,000	6,018,150
Capital Appreciation, Election of 2007, Series B, AGMC Insured, zero cpn. to 8/01/26, 7.35% thereafter, 8/01/46	42,500,000	34,993,650
Election of 2007, Series A, AGMC Insured, 5.00%, 8/01/32	11,625,000	12,548,723
Election of 2012, Refunding, Series A, AGMC Insured, 5.00%, 8/01/42	20,000,000	22,288,800
Anaheim PFA Lease Revenue, Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured,
zero cpn.,
9/01/24	26,855,000	21,184,567
9/01/26	29,430,000	21,251,109
9/01/27	22,860,000	15,773,171
9/01/28	14,425,000	9,486,313
9/01/29	24,810,000	15,573,733
9/01/32	13,665,000	7,469,699
9/01/33	37,070,000	19,339,790
9/01/34	24,970,000	12,418,330
3/01/37	15,080,000	6,606,548
Anaheim UHSD, GO, Capital Appreciation, Series A, AGMC Insured, zero cpn., 8/01/26	8,570,000	5,963,692
Antelope Valley Community College District GO,
Election of 2004, Series B, NATL Insured, Pre-Refunded, 5.25%, 8/01/39	14,900,000	15,958,645
Los Angeles and Kern Counties, Refunding, 5.00%, 8/01/39	19,680,000	22,818,566
Azusa RDA Tax Allocation, Series B, Pre-Refunded, 7.00%, 8/01/38	8,420,000	9,719,290
Bakersfield City School District GO, Series A, AGMC Insured, Pre-Refunded, 5.00%, 11/01/31	8,390,000	8,875,529
Baldwin Park PFAR Tax Allocation, Refunding, Series A, 7.75%, 8/01/19	2,250,000	2,259,023
Baldwin Park USD, GO, Los Angeles County, Capital Appreciation, Election of 2006,
AGMC Insured, zero cpn., 8/01/36	11,410,000	3,464,875
BAM Insured, zero cpn., 8/01/48	25,000,000	3,358,500
BAM Insured, zero cpn., 8/01/53	60,000,000	5,464,200
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area,
Series F, Pre-Refunded, 5.00%, 4/01/31	101,435,000	102,586,287
Series F-1, Pre-Refunded, 5.00%, 4/01/39	81,800,000	89,283,064
Series F-1, Pre-Refunded, 5.50%, 4/01/43	18,000,000	19,845,540
Series F-1, Pre-Refunded, 5.125%, 4/01/47	53,585,000	58,634,850
Subordinate, Series S-2, 5.00%, 10/01/50	75,000,000	80,476,500
Subordinate, Series S-4, 5.00%, 4/01/43	36,040,000	40,620,684
Subordinate, Series S-4, 5.125%, 4/01/48	27,355,000	30,749,755
Subordinate, Series S-4, 5.25%, 4/01/53	33,000,000	37,359,960
Bell GO, Election of 2003, NATL Insured, 5.00%, 8/01/34	5,195,000	5,199,831
Belmont-Redwood Shores School District GO, Election of 2005, Series A, AGMC Insured, Pre-Refunded, 5.00%, 8/01/32	10,000,000	10,671,600

Quarterly Statement of Investments | See Notes to Statement of Investments.

Franklin California Tax-Free Income Fund

Statement of Investments, December 31, 2015 (unaudited) (continued)
California County Tobacco Securitization Agency Tobacco Settlement Revenue, Asset-Backed,
Alameda County Tobacco Asset Securitization Corp., 5.875%, 6/01/35	7,500,000	7,501,125
Kern County Tobacco Funding Corp., Refunding, 5.00%, 6/01/34	10,295,000	11,182,120
Kern County Tobacco Funding Corp., Refunding, 5.00%, 6/01/40	17,650,000	19,015,933
Stanislaus County Tobacco Funding Corp., Series A, 5.875%, 6/01/43	8,690,000	8,691,304
California Health Facilities Financing Authority Revenue,
Feedback Foundation Inc., Series A, California Mortgage Insured, 6.50%, 12/01/22	815,000	818,439
Hospital of the Good Samaritan, Refunding, 7.00%, 9/01/21	38,720,000	38,819,123
Pomona Valley Hospital, Refunding, Series A, NATL Insured, 5.625%, 7/01/19	8,500,000	8,531,365
Southern California, Series A, California Mortgage Insured, 5.50%, 12/01/22	1,600,000	1,605,424
California HFAR, Home Mortgage, Series K, 4.75%, 8/01/36	5,000,000	5,006,450
California Infrastructure and Economic Development Bank Revenue, Bay Area Toll Bridges Seismic Retrofit, first lien, Series
A,
AMBAC Insured, Pre-Refunded, 5.00%, 7/01/33	5,000,000	6,517,100
FGIC Insured, Pre-Refunded, 5.00%, 7/01/29	50,985,000	66,211,670
California State Educational Facilities Authority Revenue,
Chapman University, 5.00%, 4/01/45	10,000,000	11,377,600
Loyola Marymount University, Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 10/01/26	7,620,000	5,390,617
Loyola Marymount University, Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 10/01/27	7,365,000	4,998,552
Loyola Marymount University, Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 10/01/28	4,120,000	2,671,696
Loyola Marymount University, Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 10/01/30	5,685,000	3,336,129
Loyola Marymount University, Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 10/01/31	7,615,000	4,211,247
Loyola Marymount University, Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 10/01/32	7,615,000	4,022,471
Santa Clara University, Capital Appreciation, Refunding, AMBAC Insured, zero cpn., 9/01/26	5,150,000	3,372,117
Santa Clara University, Refunding, 5.00%, 4/01/45	15,495,000	17,776,019
Stanford University, Refunding, Series U-1, 5.25%, 4/01/40	24,960,000	34,160,506
Stanford University, Refunding, Series U-3, 5.00%, 6/01/43	40,705,000	54,548,770
Stanford University, Series U-4, 5.00%, 6/01/43	14,430,000	19,337,643
Stanford University, Series U-6, 5.00%, 5/01/45	90,580,000	121,650,752
California State GO,
NATL RE, FGIC Insured, 5.625%, 10/01/26	5,005,000	5,065,410
Refunding, 5.00%, 8/01/45	22,500,000	26,423,325
Various Purpose, 5.125%, 4/01/24	5,000	5,017
Various Purpose, 6.00%, 5/01/24	2,565,000	2,609,785
Various Purpose, 5.20%, 4/01/26	20,000	20,068
Various Purpose, 5.00%, 8/01/34	48,000,000	52,511,520
Various Purpose, 6.00%, 4/01/38	57,130,000	66,043,994
Various Purpose, 6.00%, 11/01/39	100,000,000	118,235,000
Various Purpose, 5.25%, 11/01/40	69,685,000	81,435,982
Various Purpose, AGMC Insured, 5.50%, 4/01/19	540,000	546,674
Various Purpose, AGMC Insured, 5.50%, 3/01/20	415,000	418,312
Various Purpose, AMBAC Insured, 5.90%, 3/01/25	210,000	211,735
Various Purpose, FGIC Insured, 6.00%, 8/01/19	905,000	908,602
Various Purpose, NATL Insured, 6.00%, 8/01/24	990,000	993,792
Various Purpose, Refunding, 5.625%, 9/01/24	255,000	257,004
Various Purpose, Refunding, 5.00%, 6/01/32	26,000,000	27,486,160
Various Purpose, Refunding, 6.00%, 3/01/33	25,000,000	29,779,250
Various Purpose, Refunding, 5.25%, 3/01/38	59,045,000	64,084,491
Various Purpose, Refunding, 5.50%, 3/01/40	25,000,000	28,956,250
Various Purpose, Refunding, 5.00%, 10/01/41	15,250,000	17,371,122
Various Purpose, Refunding, 5.00%, 4/01/42	85,000,000	97,513,700
Various Purpose, Refunding, 5.00%, 4/01/43	44,745,000	51,498,363
Various Purpose, Refunding, 5.00%, 10/01/44	25,000,000	29,087,750
Various Purpose, Refunding, AGMC Insured, 5.00%, 6/01/32	20,000,000	21,143,200
California State Health Facilities Financing Authority Revenue,
Adventist Health System West, Series A, 5.75%, 9/01/39	18,000,000	20,433,780
Catholic Healthcare West, Refunding, Series A, 6.00%, 7/01/34	10,000,000	11,533,900
Catholic Healthcare West, Series A, 5.25%, 3/01/41	50,000,000	55,231,500
Cedars-Sinai Medical Center, 5.00%, 8/15/39	4,200,000	4,681,446
Children's Hospital Los Angeles, Refunding, Series A, AGMC Insured, 5.25%, 7/01/38	10,000,000	11,314,400
Children's Hospital of Orange County, Series A, 6.50%, 11/01/24	10,500,000	12,562,515
Children's Hospital of Orange County, Series A, 6.25%, 11/01/29	13,870,000	16,340,386
Children's Hospital of Orange County, Series A, 5.25%, 11/01/41	10,000,000	11,192,800
Lucile Salter Packard Children's Hospital at Stanford, Series A, 5.00%, 8/15/51	39,455,000	43,653,801
Providence Health and Services, Refunding, Series A, 5.00%, 10/01/38	9,000,000	10,336,590

Franklin California Tax-Free Income Fund

Statement of Investments, December 31, 2015 (unaudited) (continued)
Providence Health and Services, Series C, Pre-Refunded, 6.25%, 10/01/28	4,000,000	4,575,840
Providence Health and Services, Series C, Pre-Refunded, 6.50%, 10/01/38	6,375,000	7,335,713
Providence Health and Services, Series C, Pre-Refunded, 6.50%, 10/01/38	125,000	143,654
Rady Children's Hospital, 5.25%, 8/15/41	11,000,000	12,208,570
Sutter Health, Refunding, Series A, 5.00%, 8/15/43	20,000,000	23,118,200
Sutter Health, Series A, 5.00%, 8/15/38	30,300,000	32,969,733
Sutter Health, Series A, 5.25%, 11/15/46	76,570,000	79,343,365
Sutter Health, Series A, 5.00%, 8/15/52	76,565,000	84,931,258
California State Infrastructure and Economic Development Bank Revenue, Academy of Motion Picture Arts and Sciences
Obligated Group, Refunding, Series A, 5.00%, 11/01/41	8,000,000	9,167,520
California State Municipal Finance Authority COP,
Community Hospitals of Central California Obligated Group, 5.375%, 2/01/29	10,000,000	11,053,300
Community Hospitals of Central California Obligated Group, 5.50%, 2/01/39	13,250,000	14,528,360
Community Hospitals of Central California, Pre-Refunded, 5.25%, 2/01/37	15,345,000	16,106,112
Community Hospitals of Central California, Pre-Refunded, 5.25%, 2/01/46	10,555,000	11,078,528
Community Hospitals of Central California, Refunding, 5.25%, 2/01/37	21,755,000	22,513,162
Community Hospitals of Central California, Refunding, 5.25%, 2/01/46	80,095,000	82,799,808
California State Municipal Finance Authority Revenue,
City of Anaheim Water System Project, Refunding, Series A, 5.25%, 10/01/45	13,145,000	15,526,480
Community Medical Centers, Series A, 5.00%, 2/01/46	15,000,000	16,297,650
Eisenhower Medical Center, Series A, 5.75%, 7/01/40	7,000,000	7,627,410
Inland Regional Center Project, Refunding, 5.00%, 6/15/45	23,300,000	25,519,791
South Central Los Angeles Regional Center Project, 5.75%, 12/01/43	33,895,000	36,614,735
California State Public Works Board Lease Revenue,
California Science Center, Series A, 5.25%, 10/01/22	8,645,000	8,672,923
Trustees of California State University, Refunding, Series A, 5.00%, 10/01/19	7,500,000	7,524,525
Various California Community College Projects, Refunding, Series A, 5.90%, 4/01/17	5,705,000	5,726,964
Various Capital Projects, Refunding, Series G, 5.00%, 11/01/31	16,520,000	19,411,000
Various Capital Projects, Series A, 5.00%, 4/01/31	48,070,000	56,054,427
Various Capital Projects, Series A, 5.00%, 4/01/32	17,885,000	20,742,486
Various Capital Projects, Series A, 5.00%, 4/01/37	29,000,000	32,732,300
Various Capital Projects, Series A, Sub Series A-1, 5.50%, 3/01/25	8,700,000	10,050,240
Various Capital Projects, Series A, Sub Series A-1, 6.00%, 3/01/35	10,000,000	11,703,700
Various Capital Projects, Series G, Sub Series G-1, 5.75%, 10/01/30	100,000,000	115,304,000
Various Capital Projects, Series I, 6.375%, 11/01/34	50,000,000	59,403,500
Various Capital Projects, Series I, 5.00%, 11/01/38	40,000,000	46,200,800
Various Judicial Council Projects, Series D, 5.00%, 12/01/31	15,000,000	17,538,900
California State University Revenue, Systemwide, Refunding, Series A, 5.00%,
11/01/39	23,000,000	26,579,030
11/01/42	29,645,000	34,067,441
11/01/43	11,000,000	12,828,200
11/01/44	32,345,000	37,269,850
California Statewide CDA Revenue COP, CHFCLP Insured Health Facilities, Unihealth, Series A, AMBAC Insured, Pre-
Refunded, 5.75%, 10/01/25	12,610,000	14,733,398
California Statewide CDA Revenue,
Adventist Health System West, Refunding, Series A, 5.00%, 3/01/35	9,250,000	10,519,840
Catholic Healthcare West, Refunding, Series L, Assured Guaranty, 5.25%, 7/01/41	13,000,000	13,619,450
Catholic Healthcare West, Series A, 5.50%, 7/01/30	9,725,000	10,334,660
Catholic Healthcare West, Series E, 5.50%, 7/01/31	12,675,000	13,475,426
CHF-Irvine LLC, UCI East Campus Apartments, Phase II, 5.50%, 5/15/26	9,500,000	10,282,610
CHF-Irvine LLC, UCI East Campus Apartments, Phase II, 6.00%, 5/15/40	59,000,000	63,868,090
Cottage Health System Obligated Group, Refunding, 5.25%, 11/01/30	18,500,000	21,057,070
Cottage Health System Obligated Group, Refunding, 5.00%, 11/01/40	56,000,000	61,330,640
Daughters of Charity Health, Refunding, Series A, 5.25%, 7/01/24	5,270,000	5,223,782
Daughters of Charity Health, Refunding, Series A, 5.25%, 7/01/30	2,500,000	2,467,575
Daughters of Charity Health, Refunding, Series A, 5.25%, 7/01/35	11,900,000	11,704,721
Daughters of Charity Health, Refunding, Series A, 5.00%, 7/01/39	23,930,000	23,012,045
Daughters of Charity Health, Refunding, Series H, 5.25%, 7/01/25	2,595,000	2,570,166
Enloe Medical Center, Series B, California Mortgage Insured, Pre-Refunded, 6.25%, 8/15/33	20,000,000	22,746,400
Enloe Medical Center, Series B, California Mortgage Insured, Pre-Refunded, 5.75%, 8/15/38	36,500,000	41,043,155
Henry Mayo Newhall Memorial Hospital, Series A, California Mortgage Insured, Pre-Refunded, 5.00%, 10/01/37	4,000,000	4,293,360
Huntington Memorial Hospital, Refunding, 5.00%, 7/01/27	2,605,000	2,612,346
Kaiser Permanente, Refunding, Series A, 4.75%, 4/01/33	10,515,000	10,976,819
Kaiser Permanente, Refunding, Series A, BHAC Insured, 5.00%, 4/01/31	10,000,000	10,490,000
Kaiser Permanente, Series A, 5.00%, 4/01/42	88,945,000	99,958,170

Franklin California Tax-Free Income Fund

Statement of Investments, December 31, 2015 (unaudited) (continued)
Kaiser Permanente, Series B, 5.00%, 3/01/41	46,980,000	47,232,283
Kaiser Permanente, Series B, 5.25%, 3/01/45	179,945,000	181,080,453
Lodi Memorial Hospital, Series A, California Mortgage Insured, 5.00%, 12/01/37	20,000,000	21,234,200
Methodist Hospital of Southern California Project, FHA Insured, Pre-Refunded, 6.25%, 8/01/24	12,200,000	14,180,670
Methodist Hospital of Southern California Project, FHA Insured, Pre-Refunded, 6.625%, 8/01/29	20,015,000	23,898,310
Methodist Hospital of Southern California Project, FHA Insured, Pre-Refunded, 6.75%, 2/01/38	19,690,000	23,596,299
Serenity House, Refunding, California Mortgage Insured, 5.50%, 1/01/28	3,400,000	3,410,472
St. Joseph Health System, Series B, FGIC Insured, 5.75%, 7/01/47	29,600,000	32,528,920
St. Joseph Health System, Series C, FGIC Insured, 5.75%, 7/01/47	12,000,000	13,187,400
St. Joseph Health System, Series E, AGMC Insured, 5.25%, 7/01/47	15,300,000	16,480,701
Stovehaven Apartments Project, Series A, ACA Insured, 5.875%, 7/01/32	4,945,000	4,946,038
Sutter Health, Series B, 5.25%, 11/15/48	63,255,000	68,830,296
Sutter Health, Series C, 5.00%, 11/15/38	23,925,000	25,834,454
California Statewide CDA Student Housing Revenue, University of California Irvine East Campus Apartments Phase I,
Refunding,
5.125%, 5/15/31	8,000,000	8,961,520
5.375%, 5/15/38	8,500,000	9,568,195
California Statewide CDA Water and Wastewater Revenue, Pooled Financing Program, Series A, AGMC Insured, 5.25%,
10/01/24	275,000	275,899
California Statewide CDA, COP,
NATL Insured, 5.00%, 4/01/18	4,390,000	4,398,341
NATL Insured, 5.125%, 4/01/23	6,000,000	6,005,460
The Internext Group, 5.375%, 4/01/17	600,000	601,698
The Internext Group, 5.375%, 4/01/30	19,025,000	19,075,606
Campbell RDA Tax Allocation, Central Campbell Redevelopment Project, Series A, 6.00%, 10/01/33	5,000,000	5,001,900
Campbell USD, GO,
Capital Appreciation, Series B, NATL Insured, zero cpn., 8/01/20	5,000,000	4,655,150
Capital Appreciation, Series B, NATL Insured, zero cpn., 8/01/21	6,280,000	5,699,226
Series A, NATL Insured, Pre-Refunded, 5.00%, 8/01/28	5,205,000	5,444,586
Carlsbad USD, GO, Capital Appreciation, Election of 2006,
Series B, zero cpn. to 5/01/19, 6.00% thereafter, 5/01/34	14,000,000	13,885,760
Series C, zero cpn. to 8/01/26, 6.625% thereafter, 8/01/35	33,000,000	27,662,580
Centinela Valley UHSD, GO, County of Los Angeles, Refunding, Series A, NATL Insured, 5.50%, 8/01/33	15,630,000	20,482,021
Cerritos Community College District GO, Election of 2004, Series B, NATL Insured, Pre-Refunded, 5.00%, 8/01/31	16,580,000	17,017,215
Cerritos PFAR Tax Allocation, Redevelopment Project, Refunding, Series A, AMBAC Insured, 5.00%, 11/01/22	1,675,000	1,816,856
Chaffey Joint UHSD, GO, Election of 2012, Series B, 5.00%, 8/01/44	27,500,000	31,392,625
Chico RDA Tax Allocation, Chico Amended and Merged Redevelopment Project, AMBAC Insured, 5.00%, 4/01/32	4,000,000	4,033,800
Chico USD, GO, Election of 2012, Series A, 5.00%, 8/01/43	8,000,000	8,825,280
Chula Vista IDR, San Diego Gas and Electric Co., Refunding, Series A, 5.875%, 2/15/34	17,500,000	20,099,450
Commerce Joint Powers Financing Authority Revenue, Redevelopment Projects, Series B, Assured Guaranty, 5.125%,
8/01/35	5,020,000	5,024,669
Compton CRDA Tax Allocation, Redevelopment Project, second lien, Series B,
5.70%, 8/01/30	10,000,000	10,677,400
6.00%, 8/01/35	11,160,000	11,958,163
6.00%, 8/01/42	10,000,000	10,629,900
Compton Sewer Revenue, 6.00%, 9/01/39	11,775,000	12,509,642
Compton USD, GO, Election of 2002, Series C, AMBAC Insured,
5.00%, 6/01/29	3,710,000	3,769,323
Pre-Refunded, 5.00%, 6/01/29	1,950,000	1,986,368
Corona-Norco USD, GO, Riverside County, Election of 2014, Series A, 5.00%, 8/01/44	20,000,000	22,876,000
Coronado CDA Tax Allocation, Coronado Community Development Project, Refunding, NATL Insured, 5.00%, 9/01/34	6,115,000	6,133,162
Cudahy RDA Tax Allocation, Refunding, Series C, 6.00%, 10/01/27	6,185,000	6,214,070
Daly City Housing Development Finance Agency Mobile Home Park Revenue, Franciscan Mobile Home Park Acquisition
Project, senior bond, Refunding, Series A, 5.00%, 12/15/47	17,870,000	18,666,287
Delano UHSD, GO, Refunding, Series A, NATL Insured, 5.15%, 2/01/32	8,520,000	10,315,931
East Bay MUD Wastewater System Revenue, Alameda and Contra Costa Counties, Refunding, Series A, 5.00%,
6/01/34	10,355,000	12,435,112
6/01/37	11,965,000	14,203,652
East Bay MUD Water System Revenue, Alameda and Contra Costa Counties,
Refunding, Series A, 5.00%, 6/01/35	10,000,000	11,825,700
Refunding, Series A, 5.00%, 6/01/36	10,000,000	11,944,300
Refunding, Series A, 5.00%, 6/01/37	16,000,000	19,037,600
Series C, 5.00%, 6/01/44	14,000,000	16,189,460
Series C, 4.00%, 6/01/45	9,070,000	9,602,046
Subordinate, Series A, NATL Insured, Pre-Refunded, 5.00%, 6/01/37	99,545,000	105,595,345

Franklin California Tax-Free Income Fund

Statement of Investments, December 31, 2015 (unaudited) (continued)
Eastern Municipal Water District Financing Authority Water and Wastewater Revenue, Series B, 5.00%, 7/01/46	30,705,000	35,495,287
Fairfax Elementary School District GO, Capital Appreciation, Election of 2010, Refunding, AGMC Insured, zero cpn.,
11/01/48	10,380,000	2,150,321
Fairfield COP, Fairfield Water Financing, Series A, XLCA Insured, 5.00%, 4/01/42	10,000,000	10,362,900
Fontana RDA Tax Allocation, Jurupa Hills Redevelopment Project, Refunding, Series A, 5.50%, 10/01/27	12,500,000	12,620,875
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn., 1/15/37	41,250,000	17,214,450
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn., 1/15/38	77,650,000	30,818,508
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn., 1/15/39	56,100,000	21,063,867
Capital Appreciation, Refunding, Series A, zero cpn., 1/15/42	130,000,000	37,446,500
Capital Appreciation, Refunding, Series A, zero cpn. to 1/14/24, 6.85% thereafter, 1/15/42	98,000,000	77,002,520
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/22	30,835,000	28,162,839
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/23	5,765,000	5,132,637
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/24	72,045,000	61,897,462
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/25	20,660,000	17,246,142
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/26	23,475,000	18,830,236
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/27	15,000,000	11,667,600
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/28	2,000,000	1,507,940
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/29	35,310,000	25,605,400
Refunding, Series A, 5.75%, 1/15/46	260,000,000	303,986,800
Refunding, Series A, 6.00%, 1/15/49	305,000,000	360,284,300
Refunding, Series A, 6.00%, 1/15/53	190,000,000	220,960,500
Fresno USD, GO, Capital Appreciation,
Election of 2001, Series G, zero cpn., 8/01/41	47,000,000	10,201,350
Election of 2010, Series B, zero cpn., 8/01/41	35,000,000	7,596,750
Glendale Community College District GO, Capital Appreciation, NATL Insured, zero cpn., 8/01/28	15,000,000	9,137,700
Golden State Tobacco Securitization Corp. Enhanced Tobacco Settlement Revenue, Asset-Backed,
Senior Series A-1, 5.125%, 6/01/47	5,000,000	4,340,300
Senior Series A-1, 5.75%, 6/01/47	77,500,000	72,798,075
Series A, 5.00%, 6/01/35	25,000,000	28,936,250
Series A, 5.00%, 6/01/40	113,000,000	129,400,820
Series A, 5.00%, 6/01/45	68,000,000	77,454,720
Grand Terrace Community RDA Tax Allocation Revenue, Community Redevelopment Project Area, Series A, 6.00%,
9/01/33	10,000,000	11,579,500
Hartnell Community College District GO, Monterey and San Benito Counties, Capital Appreciation, Election of 2002, zero
cpn. to 8/01/22, 6.125% thereafter, 8/01/33	20,000,000	19,166,600
Hawthorne School District GO, Capital Appreciation, Election of 2004, Series C, Assured Guaranty, zero cpn., 8/01/48	37,665,000	8,079,519
Healdsburg RDA Tax Allocation Revenue, Sotoyome Community Development Project, 5.375%, 8/01/34	7,750,000	8,832,133
Huntington Beach City School District GO, Capital Appreciation, Election of 2002, Series A, NATL Insured, zero cpn.,
8/01/28	10,005,000	6,420,709
Inland Empire Tobacco Securitization Authority Revenue, Tobacco Settlement Asset-Backed, Inland Empire Tobacco
Securitization Corp., Capital Appreciation, Series B, 5.75%, 6/01/26	35,000,000	35,467,250
Irvine USD Financing Authority Special Tax, Series A,
5.00%, 9/01/26	2,865,000	2,904,107
5.125%, 9/01/36	10,585,000	10,719,959
Jurupa USD, GO, Riverside County, Election of 2014, Series A, 5.00%, 8/01/39	10,165,000	11,699,000
Kern Community College District COP, AMBAC Insured, 5.00%, 3/01/34	15,000,000	15,384,900
La Palma Community Development Commission Tax Allocation, La Palma Community Development Project No. 1,
Refunding, 6.10%, 6/01/22	1,010,000	1,018,676
Lake Elsinore PFA Tax Allocation Revenue, Series A, Assured Guaranty, 5.25%, 9/01/33	10,065,000	11,317,388
Lancaster RDA, RMR, Los Angeles County, Series A, ETM, 10.125%, 9/01/16	5,000	5,308
Lawndale RDA Tax Allocation, Economic Revitalization Project, Assured Guaranty, 5.50%, 8/01/39	10,280,000	11,566,336
Lemon Grove School District GO, Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero cpn., 8/01/50	20,990,000	4,212,063
Loma Linda Hospital Revenue, Loma Linda University Medical Center, Series A, Pre-Refunded, 8.25%, 12/01/38	35,000,000	39,849,250
Long Beach Bond Finance Authority Natural Gas Purchase Revenue, Series A,
5.50%, 11/15/28	8,000,000	9,888,640
5.00%, 11/15/29	17,465,000	20,659,523
5.50%, 11/15/30	5,000,000	6,196,750
5.00%, 11/15/35	69,800,000	82,045,712
5.50%, 11/15/37	35,000,000	43,599,850
Los Angeles Community College District GO,
Election of 2001, Series A, NATL Insured, Pre-Refunded, 5.00%, 8/01/32	21,500,000	22,943,940
Election of 2001, Series E-1, Pre-Refunded, 5.00%, 8/01/33	25,000,000	27,557,250
Election of 2003, Series F-1, Pre-Refunded, 5.00%, 8/01/33	20,000,000	22,045,800

Franklin California Tax-Free Income Fund

Statement of Investments, December 31, 2015 (unaudited) (continued)
Los Angeles County Sanitation Districts Financing Authority Revenue, Capital Projects, District No. 20, Series A, NATL
Insured, 5.00%, 10/01/34	215,000	215,555
Los Angeles Department of Airports Revenue, Los Angeles International Airport,
Senior, Refunding, Series A, 5.00%, 5/15/34	18,500,000	20,728,880
Senior, Refunding, Series A, 5.25%, 5/15/39	14,000,000	15,654,240
Senior, Refunding, Series A, 5.00%, 5/15/40	19,445,000	21,997,934
Senior, Series D, 5.00%, 5/15/35	80,000,000	91,188,000
Senior, Series D, 5.00%, 5/15/41	14,500,000	16,432,705
Subordinate, Refunding, Series C, 5.00%, 5/15/32	10,235,000	12,086,409
Subordinate, Refunding, Series C, 5.00%, 5/15/33	7,745,000	9,111,063
Subordinate, Series C, Pre-Refunded, 5.125%, 5/15/33	16,000,000	17,589,600
Los Angeles Department of Water and Power Revenue,
Power System, Refunding, Series A, 5.00%, 7/01/33	66,020,000	78,064,029
Power System, Refunding, Series A, 5.00%, 7/01/34	53,105,000	62,560,876
Power System, Refunding, Series A, 5.00%, 7/01/35	15,105,000	17,728,890
Power System, Refunding, Series A, 5.00%, 7/01/36	17,795,000	20,809,117
Power System, Series A, Sub Series A-1, 5.25%, 7/01/38	10,000,000	10,858,000
Power System, Series A, Sub Series A-1, AMBAC Insured, 5.00%, 7/01/37	11,345,000	12,009,250
Power System, Series B, 5.00%, 7/01/43	62,000,000	71,174,760
Power System, Series D, 5.00%, 7/01/44	51,940,000	59,966,288
Power System, Series E, 5.00%, 7/01/39	13,950,000	16,230,825
Power System, Series E, 5.00%, 7/01/44	34,000,000	39,254,020
Water System, Refunding, Series A, 5.00%, 7/01/43	81,095,000	92,279,622
Water System, Series A, 5.00%, 7/01/44	50,000,000	57,767,000
Water System, Series A, Sub Series A-1, AMBAC Insured, 5.00%, 7/01/36	14,385,000	14,688,955
Water System, Series A, Sub Series A-1, AMBAC Insured, 5.00%, 7/01/38	18,000,000	18,966,060
Water System, Series A, Sub Series A-2, AMBAC Insured, 5.00%, 7/01/44	38,000,000	39,924,320
Los Angeles Harbor Department Revenue, Refunding, Series B, 5.00%, 8/01/44	10,300,000	11,804,418
Los Angeles USD, GO,
Election of 2004, Series I, 5.00%, 7/01/29	10,000,000	11,238,900
Election of 2004, Series I, 5.00%, 1/01/34	36,760,000	41,287,362
Election of 2005, Series F, 5.00%, 7/01/29	2,250,000	2,528,753
Los Angeles Wastewater System Revenue,
Green Bond, Refunding, Series C, 5.00%, 6/01/45	24,690,000	28,665,090
Green Bond, Series A, 5.00%, 6/01/44	9,000,000	10,465,020
Refunding, Series A, 5.00%, 6/01/39	25,000,000	27,480,750
Los Gatos-Saratoga Joint UHSD, GO, Santa Clara and Santa Cruz Counties, Election of 2014, Series A, 4.00%,
8/01/39	10,635,000	11,137,929
8/01/44	16,090,000	16,729,256
M-S-R Energy Authority Gas Revenue, Series B, 6.50%, 11/01/39	25,000,000	35,120,750
M-S-R Public Power Agency San Juan Project Revenue, Series E, NATL Insured, ETM, 6.00%, 7/01/22	6,330,000	7,624,042
Madera County COP, Valley Children's Hospital Project, NATL Insured,
5.00%, 3/15/23	8,500,000	8,511,985
5.75%, 3/15/28	27,500,000	27,551,425
The Metropolitan Water District of Southern California Revenue, Authorization, Series A, 5.00%, 7/01/40	16,000,000	18,929,280
Milpitas RDA Tax Allocation, Redevelopment Project Area No. 1, NATL Insured, ETM,
5.40%, 1/15/17	3,535,000	3,615,068
5.50%, 1/15/24	11,790,000	13,657,418
Modesto High School District Stanislaus County GO, Capital Appreciation, Series A, NATL Insured, zero cpn.,
8/01/21	9,660,000	8,617,976
8/01/23	10,815,000	8,940,869
5/01/27	12,770,000	9,045,119
Moreno Valley USD, GO, Riverside County,
Capital Appreciation, Election of 2004, AGMC Insured, zero cpn., 8/01/27	6,315,000	4,819,292
Capital Appreciation, Election of 2004, AGMC Insured, zero cpn., 8/01/28	6,625,000	4,896,405
Election of 2014, Series A, AGMC Insured, 5.00%, 8/01/44	29,220,000	33,864,811
Mount San Antonio Community College District GO, Los Angeles County, Capital Appreciation, Election of 2008, Series A,
zero cpn. to 8/01/28, 6.25% thereafter, 8/01/43	55,000,000	39,384,400
Murrieta Valley USD, COP, School Facility Bridge Funding Program, 5.75%, 5/01/41	12,000,000	13,902,720
Natomas USD, GO, Election of 2006, BHAC Insured, 5.00%, 8/01/32	16,450,000	17,466,610
Needles PFAR Tax Allocation, Redevelopment Project, Series A, 7.50%, 8/15/22	860,000	861,264
Newport Mesa USD, GO, Capital Appreciation, Election of 2005, zero cpn. to 7/31/21, 6.30% thereafter, 8/01/42	20,000,000	19,797,000
Oak Grove School District GO, Capital Appreciation, Election of 2008, Series B-1, zero cpn., 6/01/41	36,240,000	7,316,131
Oakland GO, Series B, Pre-Refunded, 6.25%, 1/15/39	10,045,000	11,605,993
Oakland USD Alameda County GO, Election of 2006, Series A, 6.125%, 8/01/29	7,225,000	8,140,263

Franklin California Tax-Free Income Fund

Statement of Investments, December 31, 2015 (unaudited) (continued)
Oceanside USD, GO, San Diego County, Refunding, 5.00%, 8/01/48	12,000,000	13,757,520
Orange County Sanitation District Wastewater Revenue, Refunding, Series A, 5.00%, 2/01/36	8,350,000	9,845,318
Orange County Water District Revenue COP, Series B, NATL Insured,
ETM, 5.00%, 8/15/28	13,740,000	17,398,000
ETM, 5.00%, 8/15/34	3,305,000	4,283,478
Pre-Refunded, 5.00%, 8/15/34	4,140,000	5,506,200
Oxnard School District GO, Ventura County, Election of 2012, Series C, BAM Insured, 4.00%, 8/01/44	10,755,000	10,973,972
Palmdale CRDA Tax Allocation, Merged Redevelopment Project Areas, Refunding, NATL Insured, 5.00%, 9/01/34	6,980,000	6,985,305
Palo Verde Community College District COP, AMBAC Insured, 5.50%, 1/01/37	21,000,000	21,480,270
Palomar Community College District GO,
Capital Appreciation, Election of 2006, Series A, zero cpn. to 8/01/25, 6.20% thereafter, 8/01/39	69,410,000	61,062,059
Election of 2006, Series C, 5.00%, 8/01/44	20,000,000	23,323,600
Palomar Pomerado Health Care District COP, 6.75%, 11/01/39	30,000,000	33,212,400
Palomar Pomerado Health GO, Capital Appreciation, Election of 2004, Series A,
Assured Guaranty, zero cpn. to 8/01/19, 7.00% thereafter, 8/01/38	36,000,000	39,134,880
zero cpn. to 8/01/20, 6.75% thereafter, 8/01/40	60,000,000	60,810,000
Paramount USD, GO, County of Los Angeles, Capital Appreciation, Election of 2006, BAM Insured, zero cpn.,
8/01/43	32,000,000	6,417,280
8/01/48	28,000,000	3,746,680
Perris SFMR, Capital Appreciation, Series A, GNMA Secured, ETM, zero cpn., 6/01/23	19,095,000	16,491,397
Placentia-Yorba Linda USD, GO, Capital Appreciation, Election of 2008, Series D, zero cpn.,
8/01/43	27,955,000	8,887,733
8/01/46	89,200,000	24,872,528
8/01/49	85,000,000	20,550,450
Port Hueneme RDA Tax Allocation, R-76 Project, Refunding, 6.50%, 5/01/23	1,550,000	1,553,798
Poway RDA Successor Agency Tax Allocation, Paguay Redevelopment Project, Refunding, Series A, 5.00%,
12/15/31	10,180,000	12,398,324
12/15/32	11,215,000	13,695,309
6/15/33	5,835,000	7,124,885
Poway USD, GO, Capital Appreciation, School Facilities ID No. 2007-1, Election of 2008, Refunding, Series B, zero cpn.,
8/01/46	45,000,000	12,325,500
Ramona USD, COP, Capital Appreciation, NATL Insured, Pre-Refunded, 5.00%, 5/01/32	16,000,000	16,925,920
Rancho Mirage Joint Powers Financing Authority Revenue, Eisenhower Medical Center,
Refunding, Series A, 5.00%, 7/01/38	11,200,000	11,571,056
Series A, 5.00%, 7/01/47	58,450,000	60,234,478
Rancho Water District Financing Authority Revenue, Capital Appreciation, AMBAC Insured, ETM, zero cpn.,
8/15/16	8,605,000	8,570,580
8/15/17	13,605,000	13,379,973
8/15/18	13,605,000	13,166,511
Rialto RDA Tax Allocation, Series A, 6.25%, 9/01/37	13,525,000	14,929,842
Rialto USD, GO, Capital Appreciation,
Election of 1999, Series A, NATL Insured, zero cpn., 6/01/19	7,260,000	6,401,215
Election of 2010, Series A, AGMC Insured, zero cpn. to 8/01/26, 7.35% thereafter, 8/01/41	27,000,000	22,955,670
Riverside Community College District GO, Election of 2004, Series C, NATL Insured, Pre-Refunded, 5.00%, 8/01/32	6,930,000	7,395,419
Riverside County Asset Leasing Corp. Leasehold Revenue, Riverside County Hospital Project, Capital Appreciation, Series
A, NATL Insured, zero cpn.,
6/01/23	14,160,000	11,333,947
6/01/24	13,005,000	9,927,107
Riverside County Flood Control and Water Conservation District Special Assessment, Elsinore Valley Benefit Assessment
District, Zone 3, 7.875%,
9/01/16	440,000	460,847
9/01/17	475,000	528,637
Riverside County SFMR, Capital Appreciation Mortgage,
Series A, GNMA Secured, ETM, zero cpn., 11/01/20	25,055,000	22,483,104
Series B, GNMA Secured, ETM, zero cpn., 6/01/23	26,160,000	22,510,418
Riverside County Transportation Commission Sales Tax Revenue, Series A, 5.25%, 6/01/39	11,000,000	13,130,920
Riverside County Transportation Commission Toll Revenue, senior lien, Series A, 5.75%, 6/01/48	10,000,000	11,192,900
Riverside Electric Revenue,
Issue D, AGMC Insured, 5.00%, 10/01/33	10,000,000	10,881,100
Refunding, Series A, 5.00%, 10/01/43	11,535,000	12,955,766
Riverside Sewer Revenue, Refunding, Series A, 5.00%, 8/01/40	25,000,000	28,795,000
RNR School Financing Authority Special Tax, CFD No. 92-1,
Series A, AMBAC Insured, Pre-Refunded, 5.00%, 9/01/36	10,090,000	10,394,920
Subordinate, Refunding, Series A, BAM Insured, 5.00%, 9/01/36	11,145,000	12,749,434
Road 17 Levee Area PFA Assessment Revenue, Road 17 Levee Improvement Project, 7.00%, 9/01/39	8,865,000	10,245,635

Franklin California Tax-Free Income Fund

Statement of Investments, December 31, 2015 (unaudited) (continued)
Rocklin USD, GO, Capital Appreciation,
Election of 2002, NATL Insured, zero cpn., 8/01/25	8,160,000	6,130,934
Election of 2002, NATL Insured, zero cpn., 8/01/26	8,695,000	6,242,401
Election of 2002, NATL Insured, zero cpn., 8/01/27	9,080,000	6,217,712
Election of 2002, NATL Insured, zero cpn., 8/01/28	16,615,000	10,902,763
Series A, NATL Insured, zero cpn., 9/01/16	9,055,000	9,002,662
Roseville City School District GO, Capital Appreciation, Series A, zero cpn., 8/01/17	12,700,000	12,118,594
Roseville Electric System Revenue COP, AGMC Insured, 5.00%, 2/01/34	5,000	5,010
Roseville Joint UHSD, GO, Capital Appreciation, Series A, zero cpn., 8/01/17	4,385,000	4,183,685
Roseville Natural Gas Financing Authority Gas Revenue, 5.00%, 2/15/26	5,000,000	5,757,900
Rowland USD, GO, Election of 2006, Los Angeles County, Series A, AGMC Insured, Pre-Refunded, 5.00%, 8/01/31	17,715,000	18,182,145
Sacramento Area Flood Control Agency Revenue, Consolidated, Capital AD, Series A, NATL Insured, 5.00%, 10/01/37	8,715,000	9,234,065
Sacramento City Financing Authority Revenue, Capital Improvement, Community Reinsurance Capital Program, Series A,
AMBAC Insured, Pre-Refunded, 5.00%,
12/01/31	16,915,000	17,596,505
12/01/36	5,740,000	5,971,265
Sacramento County Airport System Revenue,
PFC/Grant, Subordinate, Series C, Assured Guaranty, 5.75%, 7/01/39	5,000,000	5,524,400
Senior, 5.00%, 7/01/40	9,000,000	10,058,670
Senior, Series A, AGMC Insured, 5.00%, 7/01/41	10,000,000	10,643,800
Senior, Series B, AGMC Insured, 5.25%, 7/01/39	20,000,000	21,589,000
Sacramento County Sanitation Districts Financing Authority Revenue, Sacramento Regional County Sanitation District,
NATL Insured, 5.00%, 12/01/36	13,220,000	13,425,439
NATL Insured, Pre-Refunded, 5.00%, 12/01/30	10,000,000	10,186,500
NATL Insured, Pre-Refunded, 5.00%, 12/01/36	47,875,000	48,767,869
Refunding, Series A, 5.00%, 12/01/44	25,000,000	28,889,500
Sacramento Water Revenue, 5.00%, 9/01/38	21,630,000	24,535,990
San Bernardino Community College District GO, Capital Appreciation, Election of 2008, Series B, zero cpn., 8/01/48	66,390,000	16,197,832
San Bernardino County COP, Medical Center Financing Project, Refunding, 5.00%, 8/01/26	13,045,000	13,062,089
San Bernardino Joint Powers Financing Authority Lease Revenue, City Hall Project, Refunding, NATL Insured, 5.70%,
1/01/23	6,315,000	6,338,997
San Buenaventura Public Facilities Financing Authority Waste Water Revenue, Series C, 5.00%, 1/01/44	10,840,000	12,164,865
San Diego Community College District GO, Capital Appreciation, Election of 2002, zero cpn. to 8/01/19, 6.00% thereafter,
8/01/33	26,880,000	29,233,882
San Diego County COP, The Salk Institute for Biological Studies, 5.125%, 7/01/40	15,000,000	16,282,650
San Diego County Regional Airport Authority Revenue,
Consolidated Rental Car Facilities, Series A, 5.00%, 7/01/44	5,645,000	6,305,917
Suborinate, Refunding, Series A, 5.00%, 7/01/27	11,565,000	13,222,843
San Diego County Regional Transportation Commission Sales Tax Revenue, Series A, 5.00%,
4/01/44	54,915,000	63,134,128
4/01/48	20,000,000	22,914,600
San Diego USD, GO,
Capital Appreciation, Election of 1998, Series A, NATL Insured, zero cpn., 7/01/21	12,160,000	10,761,235
Capital Appreciation, Election of 1998, Series A, NATL Insured, zero cpn., 7/01/22	8,440,000	7,183,875
Capital Appreciation, Election of 1998, Series A, NATL Insured, zero cpn., 7/01/23	11,120,000	9,083,817
Capital Appreciation, Election of 2008, Series A, zero cpn. to 7/01/19, 6.00% thereafter, 7/01/33	104,505,000	104,345,107
Capital Appreciation, Election of 2008, Series C, zero cpn. to 6/30/30, 6.625% thereafter, 7/01/48	29,840,000	19,339,602
Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Election of 2008, Series E, zero cpn. to 7/01/32,
5.375% thereafter, 7/01/47	74,270,000	40,599,695
Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Refunding, Series R-2, zero cpn. to 6/30/30, 6.625%
thereafter, 7/01/40	79,500,000	53,846,940
[a] Dedicated Unlimited Ad Valorem Property Tax, Election of 2012, Series F, 5.00%, 7/01/40	41,000,000	48,244,290
[a] Dedicated Unlimited Ad Valorem Property Tax, Election of 2012, Series F, 5.00%, 7/01/45	20,000,000	23,371,000
[a] Dedicated Unlimited Ad Valorem Property Tax, Election of 2012, Series G, 5.00%, 7/01/40	13,000,000	15,296,970
San Francisco BART District GO, Election of 2004, Series B, Pre-Refunded, 5.00%, 8/01/32	28,000,000	29,880,480
San Francisco City and County Airport Commission International Airport Revenue,
Issue 32G, Refunding, Second Series, NATL Insured, 4.50%, 5/01/28	7,500,000	7,585,125
Series B, 5.00%, 5/01/44	31,000,000	35,337,520
San Francisco City and County COP, 30 Van Ness Avenue Property, Series A, NATL Insured, 5.00%, 9/01/31	5,805,000	5,820,383
San Francisco City and County Public Utilities Commission Water Revenue, Sub Series A, 5.00%,
11/01/36	23,490,000	27,184,742
11/01/41	5,800,000	6,553,768
11/01/43	71,735,000	79,978,786
San Jacinto USD, COP, Refunding, AGMC Insured, 5.375%, 9/01/40	12,000,000	13,294,560

Franklin California Tax-Free Income Fund

Statement of Investments, December 31, 2015 (unaudited) (continued)
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.65% thereafter, 1/15/37	104,745,000	73,938,448
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.70% thereafter, 1/15/38	140,340,000	99,492,640
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/40	158,655,000	112,015,190
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/41	141,024,000	99,498,073
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/42	141,024,000	99,431,792
senior lien, Capital Appreciation, ETM, zero cpn., 1/01/25	5,700,000	4,800,654
senior lien, Capital Appreciation, ETM, zero cpn., 1/01/28	33,545,000	25,291,924
senior lien, Capital Appreciation, ETM, zero cpn., 1/01/29	37,050,000	26,867,178
senior lien, Refunding, Series A, 5.00%, 1/15/44	125,000,000	135,572,500
senior lien, Refunding, Series A, 5.00%, 1/15/50	430,000,000	464,331,200
San Jose Airport Revenue, Refunding, Series B, AMBAC Insured, 5.00%, 3/01/37	25,500,000	26,596,755
San Jose Financing Authority Lease Revenue,
Civic Center Project, Refunding, Series A, AMBAC Insured, 5.00%, 6/01/39	20,885,000	21,187,206
Convention Center Project, Refunding, Series F, NATL Insured, 5.00%, 9/01/21	14,045,000	14,086,854
Convention Center Project, Refunding, Series F, NATL Insured, 5.00%, 9/01/22	14,730,000	14,772,570
San Jose Financing Authority Revenue, Fourth and San Fernando Parking Facility Project, Series A, AMBAC Insured,
5.00%, 9/01/24	5,000,000	5,014,350
San Jose GO,
Libraries and Parks Projects, NATL Insured, 5.00%, 9/01/36	35,150,000	36,026,992
Libraries, Parks and Public Safety Projects, 5.00%, 9/01/28	11,600,000	11,635,032
Libraries, Parks and Public Safety Projects, NATL Insured, 5.00%, 9/01/34	15,820,000	15,862,239
San Jose RDA Tax Allocation,
Housing Set-Aside Merged Area, Series E, NATL Insured, 5.85%, 8/01/27	7,325,000	7,331,593
Merged Area Redevelopment Project, Refunding, NATL Insured, 5.625%, 8/01/28	2,030,000	2,034,263
Merged Area Redevelopment Project, Series A, 6.50%, 8/01/18	10,000,000	10,695,200
Merged Area Redevelopment Project, Series B, 7.00%, 8/01/35	28,565,000	31,095,859
Merged Area Redevelopment Project, Series B, XLCA Insured, 5.00%, 8/01/32	13,395,000	13,711,256
San Jose Special Hotel Tax Revenue, Convention Center Expansion and Renovation Project, 6.50%,
5/01/36	10,000,000	12,068,900
5/01/42	10,000,000	12,030,100
San Jose USD, COP, Capital Appreciation, AGMC Insured, ETM, zero cpn.,
1/01/27	7,105,000	5,378,556
1/01/29	7,105,000	4,989,770
San Juan USD, GO, Capital Appreciation, Election of 1998, Series B, NATL Insured, zero cpn.,
8/01/26	15,825,000	10,924,947
8/01/27	18,605,000	12,812,891
8/01/28	19,470,000	12,855,262
San Luis Obispo County Financing Authority Revenue, Nacimiento Water Project, Series A, NATL Insured,
5.00%, 9/01/32	525,000	557,902
Pre-Refunded, 5.00%, 9/01/32	11,975,000	12,811,334
San Marcos PFAR, Series A, ETM, 6.25%, 9/02/22	15,000,000	19,288,200
San Mateo UHSD,
COP, Phase I Projects, Capital Appreciation, Series B, AMBAC Insured, Pre-Refunded, zero cpn. to 12/15/19, 5.00%
thereafter, 12/15/43	11,535,000	12,169,656
GO, Capital Appreciation, Election of 2000, Series B, NATL Insured, zero cpn., 9/01/22	5,000,000	4,356,950
San Ramon Valley Fire Protection District COP, XLCA Insured, Pre-Refunded, 5.00%, 8/01/36	5,655,000	5,804,122
San Ramon Valley USD, GO, Election of 2002, NATL Insured, Pre-Refunded, 5.00%, 8/01/28	14,770,000	15,159,485
Sanger USD, GO, Election of 2006, Series A, AGMC Insured, Pre-Refunded, 5.00%, 8/01/27	5,000,000	5,231,650
Santa Ana Community RDA Tax Allocation, Merged Project Area, Refunding, Series A,
6.25%, 9/01/24	7,005,000	8,459,378
6.75%, 9/01/28	13,500,000	16,587,180
[b]Santa Barbara Housing Authority Revenue, Refunding and Acquisition, 6.25%, 11/15/20	2,325,000	2,306,586
Santa Clara County Financing Authority Revenue, El Camino Hospital, Series B, AMBAC Insured, Pre-Refunded, 5.125%,
2/01/41	20,000,000	21,382,200
Santa Clarita Community College District GO, Election of 2006, NATL Insured, 5.00%, 8/01/32	9,765,000	10,308,715
Santa Cruz County RDA Tax Allocation,
Live Oak/Soquel Community Improvement Project Area, Series A, 7.00%, 9/01/36	5,000,000	5,839,650
Refunding, Series A, BAM Insured, 5.00%, 9/01/35	20,000,000	23,094,200
Santa Maria Joint UHSD, GO, Santa Barbara and San Luis Obispo Counties, Election of 2004, 4.00%, 8/01/37	14,230,000	14,806,030
Santa Paula Utility Authority Wastewater Enterprise Revenue, Series A, 5.00%,
2/01/45	16,495,000	18,471,266
2/01/50	21,050,000	23,278,142
Santee School District COP, Capital Improvement Project, Assured Guaranty, Pre-Refunded, 5.50%, 10/01/48	15,460,000	17,373,020

Franklin California Tax-Free Income Fund

Statement of Investments, December 31, 2015 (unaudited) (continued)
School Facilities Financing Authority Revenue, Capital Appreciation, Grant Joint UHSD, Series A, AGMC Insured, zero cpn.,
8/01/42	49,000,000	13,405,910
Semitropic Improvement District Water Storage District Revenue, second lien, Refunding, Series A, AGMC Insured, 5.00%,
12/01/45	10,000,000	11,344,400
Shafter Joint Powers Financing Authority Lease Revenue, Community Correctional Facility Project, Series A, 6.05%, 1/01/17	1,920,000	1,920,000
Sonoma CDA Tax Allocation, Redevelopment Project, 7.125%, 12/01/36	10,775,000	12,634,334
Southern California Public Power Authority Gas Project Revenue, Project No. 1, Series A, 5.00%, 11/01/33	17,500,000	20,373,325
Southern California Public Power Authority Transmission Project Revenue, Southern Transmission Project, 6.125%, 7/01/18	1,135,000	1,139,392
Southern California Water Replenishment District Financing Authority Revenue, Refunding, 5.00%, 8/01/41	10,000,000	11,762,000
Southern California Water Replenishment District Revenue COP, Pre-Refunded, 5.00%, 8/01/41	12,870,000	15,389,689
Southwestern Community College District GO, Election of 2008, Series D, 5.00%, 8/01/44	10,000,000	11,589,600
Stockton-East Water District COP, Capital Appreciation, 1990 Project, Series B, zero cpn., 4/01/16	103,885,000	103,425,828
Sweetwater UHSD, GO, Election of 2006, Series A, AGMC Insured, 5.625%, 8/01/47	10,000,000	10,718,600
Temple City USD, GO, Election of 2012, Series A, 5.00%, 8/01/43	10,000,000	11,024,600
Torrance Hospital Revenue, Torrance Memorial Medical Center, Series A, 5.50%, 6/01/31	4,385,000	4,458,010
Trabuco Canyon PFA, Special Tax Revenue, Refunding, Series C, AGMC Insured, 6.10%, 7/01/19	3,245,000	3,561,420
Tulare County Board of Education COP, Capital Improvement Projects, BAM Insured, 5.50%, 5/01/43	10,855,000	12,380,996
Twin Cities Police Authority CFD Special Tax, No. 2008-1, Public Safety, Police and Emergency Response Facilities and
Services, Pre-Refunded, 6.00%, 8/01/44	10,710,000	12,760,430
University of California Regents Medical Center Pooled Revenue,
Refunding, Series J, 5.00%, 5/15/48	75,000,000	83,421,750
Series A, NATL Insured, 4.50%, 5/15/47	54,085,000	54,473,871
University of California Revenue,
Limited Project, Refunding, Series I, 5.00%, 5/15/40	22,990,000	26,615,063
Limited Project, Refunding, Series I, 5.00%, 5/15/50	25,420,000	29,027,861
Limited Project, Series D, NATL Insured, Pre-Refunded, 5.00%, 5/15/37	10,000,000	10,272,100
Limited Project, Series D, NATL Insured, Pre-Refunded, 5.00%, 5/15/41	7,750,000	7,960,878
UCLA Medical Center, Series A, AMBAC Insured, 5.00%, 5/15/34	3,710,000	3,711,261
Upland COP, San Antonio Community Hospital, Refunding, 6.50%, 1/01/41	34,130,000	39,469,638
Upland USD, GO, Capital Appreciation, Election of 2008, Series C, zero cpn., 8/01/45	62,900,000	16,616,293
[b]Vacaville PFAR, Local Agency, 8.65%, 9/02/18	1,615,000	1,600,271
Vacaville USD, GO, Election of 2001, AMBAC Insured, Pre-Refunded, 5.00%, 8/01/32	7,790,000	8,313,176
Vallejo PFAR, Local Agency, Hiddenbrooke ID, Refunding, Series A, 5.80%, 9/01/31	4,090,000	4,095,726
Vallejo RDA Tax Allocation, Waterfront Redevelopment Project, 7.90%, 5/01/19	1,030,000	1,033,626
Victor Valley Joint UHSD, GO, Election of 2008, Series A, Assured Guaranty, 5.00%, 8/01/34	28,350,000	31,410,099
Vista USD, GO, Election of 2002, Series C, AGMC Insured, Pre-Refunded, 5.00%, 8/01/28	2,000,000	2,134,320
Washington Township Health Care District GO, Series B, 5.00%, 8/01/45	15,000,000	17,250,150
Washington Township Health Care District Revenue,
Refunding, Series A, 5.00%, 7/01/37	7,000,000	7,133,420
Series A, 5.50%, 7/01/38	11,000,000	11,703,890
West Kern Community College District COP, AMBAC Insured, Pre-Refunded, 5.625%, 11/01/34	11,035,000	11,729,984
West Sacramento Area Flood Control Agency Assessment Revenue, 5.25%, 9/01/41	9,030,000	9,979,956
West Sacramento Financing Authority Special Tax Revenue, Series A, XLCA Insured, 5.00%, 9/01/34	5,000,000	5,680,950
Western Placer USD, COP, Refinancing Project, Series B, Assured Guaranty, 5.125%, 8/01/47	10,275,000	10,923,558
Westlands Water District Revenue COP, Series A, NATL Insured, 5.00%,
9/01/30	6,135,000	6,152,055
9/01/31	7,490,000	7,682,868
Westminster School District GO, Election of 2008, Series A-1, Assured Guaranty, 5.00%, 8/01/34	18,980,000	20,966,447
		12,570,186,133
U.S. Territories 3.3%
Puerto Rico 3.2%
Children's Trust Fund Tobacco Settlement Revenue, Asset-Backed, Refunding,
5.50%, 5/15/39	7,210,000	7,259,316
5.625%, 5/15/43	25,500,000	25,501,020
Puerto Rico Commonwealth GO, Public Improvement,
Refunding, Series A, 5.50%, 7/01/32	30,000,000	19,462,500
Refunding, Series A, 5.75%, 7/01/41	20,485,000	13,366,463
Refunding, Series E, 5.50%, 7/01/31	18,980,000	12,337,000
Refunding, Sub Series C-7, NATL Insured, 6.00%, 7/01/27	21,000,000	21,439,950
Series A, 5.125%, 7/01/28	10,000,000	6,518,800
Series A, 5.125%, 7/01/31	68,780,000	44,406,431
Series A, 6.00%, 7/01/38	10,000,000	6,575,000
Series B, Pre-Refunded, 5.25%, 7/01/32	12,495,000	12,791,506
Series B, Pre-Refunded, 5.00%, 7/01/35	21,200,000	21,677,212
[c]Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, 5.00%, 7/01/46	9,475,000	1,444,938

Franklin California Tax-Free Income Fund

Statement of Investments, December 31, 2015 (unaudited) (continued)
Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series A, 5.00%, 7/01/29	20,000,000	12,950,000
Refunding, Series A, 5.00%, 7/01/42	24,000,000	15,420,000
Series A, 7.00%, 7/01/33	50,000,000	32,500,000
Series WW, 5.00%, 7/01/28	12,030,000	7,789,425
Series WW, 5.25%, 7/01/33	32,250,000	20,720,625
Series XX, 5.25%, 7/01/40	14,000,000	8,995,000
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Revenue,
Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	6,800,000	6,532,624
Puerto Rico Infrastructure Financing Authority Revenue, Ports Authority Project, Series B, 5.25%, 12/15/26	20,000,000	6,100,000
Puerto Rico PBA Guaranteed Revenue, Government Facilities,
Refunding, Series D, 5.375%, 7/01/33	26,510,000	15,375,800
Refunding, Series M-3, NATL Insured, 6.00%, 7/01/24	21,535,000	21,633,846
Refunding, Series N, 5.00%, 7/01/37	10,925,000	6,227,250
Series S, 6.00%, 7/01/41	32,840,000	19,375,600
[c]Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding, Series B, 5.50%, 8/01/31	21,000,000	4,042,500
Puerto Rico Sales Tax FICO Sales Tax Revenue,
Capital Appreciation, first subordinate, Series A, zero cpn. to 8/01/16, 6.75% thereafter, 8/01/32	80,000,000	31,440,000
first subordinate, Series A, 5.75%, 8/01/37	10,000,000	4,100,000
first subordinate, Series A, 5.375%, 8/01/39	10,000,000	4,025,000
first subordinate, Series A, 5.50%, 8/01/42	10,000,000	4,050,000
first subordinate, Series A, 6.00%, 8/01/42	8,000,000	3,320,000
first subordinate, Series C, 5.50%, 8/01/40	50,000,000	20,250,000
Series A, 5.25%, 8/01/57	10,000,000	5,650,000
		443,277,806
U.S. Virgin Islands 0.1%
Virgin Islands PFAR, Virgin Islands Matching Fund Loan Note, Diageo Project, Series A, 6.75%, 10/01/37	10,000,000	11,315,400

Total U.S. Territories		454,593,206
Total Municipal Bonds (Cost $11,781,781,307) 92.8%		13,024,779,339

Other Assets, less Liabilities 7.2%		1,014,663,945
Net Assets 100.0%		$14,039,443,284

a Security purchased on a when-issued basis.
b Security has been deemed illiquid because it may not be able to be sold within seven days. At December 31, 2015, the aggregate value of these securities was $3,906,857, representing 0.03% of net assets.
c Defaulted security or security for which income has been deemed uncollectible.

ABBREVIATIONS
Selected Portfolio

ABAG	-	The Association of Bay Area Governments
ACA	-	American Capital Access Holdings Inc.
AD	-	Assessment District
AGMC	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp.
BAM	-	Build America Mutual Assurance Co.
BART	-	Bay Area Rapid Transit
BHAC	-	Berkshire Hathaway Assurance Corp.
CDA	-	Community Development Authority/Agency
CFD	-	Community Facilities District
CHFCLP	-	California Health Facilities Construction Loan Program
COP	-	Certificate of Participation
CRDA	-	Community Redevelopment Authority/Agency
ETM	-	Escrow to Maturity
FGIC	-	Financial Guaranty Insurance Co.
FHA	-	Federal Housing Authority/Agency

Franklin California Tax-Free Income Fund

Statement of Investments, December 31, 2015 (unaudited) (continued)

FICO	-	Financing Corp.
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HFAR	-	Housing Finance Authority Revenue
ID	-	Improvement District
IDR	-	Industrial Development Revenue
MFHR	-	Multi-Family Housing Revenue
MUD	-	Municipal Utility District
NATL	-	National Public Financial Guarantee Corp.
NATL RE	-	National Public Financial Guarantee Corp. Reinsured
PBA	-	Public Building Authority
PFA	-	Public Financing Authority
PFAR	-	Public Financing Authority Revenue
RDA	-	Redevelopment Agency/Authority
RMR	-	Residential Mortgage Revenue
SFMR	-	Single Family Mortgage Revenue
UHSD	-	Unified/Union High School District
USD	-	Unified/Union School District
XLCA	-	XL Capital Assurance

Franklin California Tax-Free Income Fund

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin California Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. INCOME TAXES

At December 31, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$11,787,949,056

Unrealized appreciation	$1,521,299,583
Unrealized depreciation	(284,469,300)
Net unrealized appreciation (depreciation)	$1,236,830,283

4. CONCENTRATION OF RISK

The Fund invests a large percentage of its total assets in obligations of issuers within California and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California and U.S. territories. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

5. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of December 31, 2015, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1		Level 2	Level 3	Total
Assets:
Investments in Securities:
Municipal Bonds		$-	13,020,736,839	$4,042,500	$13,024,779,339

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

6. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

By  /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

        Finance and Administration

Date  February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

        Finance and Administration

Date  February 26, 2016

By  /s/ Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

        Chief Accounting Officer

Date  February 26, 2016